Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development, net	$ 13,314	$ 12,261
Marketing expenses	1,133	920
General and administrative	3,031	3,631
Total operating loss	17,478	16,812
Financial expenses (income), net	(2,132)	21
Loss before taxes on income	15,346	16,833
Tax on income	4	47
Net loss	15,350	16,880
Net comprehensive loss	$ 15,350	$ 16,880
Net loss per share, basic (in Dollars per share)	$ (0.22)	$ (0.24)
Weighted-average shares used in computing net loss per share, basic (in Shares)	69,789,717	69,262,381